RELATED PARTY TRANSACTIONS - Founder Shares (Details)				9 Months Ended	12 Months Ended
	May 09, 2023 shares	Oct. 12, 2021 USD ($)	Mar. 11, 2021 USD ($) item $ / shares shares	Sep. 30, 2025 D $ / shares shares	Dec. 31, 2024 D $ / shares shares	Sep. 05, 2025 $ / shares	Jul. 23, 2025 $ / shares	Dec. 04, 2024 $ / shares	Aug. 12, 2024 $ / shares	Dec. 31, 2023 shares
RELATED PARTY TRANSACTIONS
Founder shares conversion ratio				1	1
Share price | $ / shares						$ 11.50	$ 11.50	$ 11.5	$ 11.5
Over Allotment
RELATED PARTY TRANSACTIONS
Aggregate purchase price | $		$ 30,000,000
Class A ordinary shares
RELATED PARTY TRANSACTIONS
Common shares, shares issued (in shares)	8,665,842			4,002,121	4,002,121
Common shares, outstanding (in shares)	8,665,842			4,002,121	4,002,121
Class B ordinary shares
RELATED PARTY TRANSACTIONS
Common shares, shares issued (in shares)	1,747,879			1,747,879	1,747,879					1,747,879
Common shares, outstanding (in shares)	1,747,879			1,747,879	1,747,879					1,747,879
Sponsor | Class B ordinary shares
RELATED PARTY TRANSACTIONS
Percentage of issued and outstanding shares after the initial public offering collectively held by initial stockholders				67.00%	67.00%
Number of class B shares converted into class A shares	4,002,121
Founder shares conversion ratio	1
Founder Shares | Class B ordinary shares
RELATED PARTY TRANSACTIONS
Founder shares conversion ratio	1
Founder Shares | Sponsor
RELATED PARTY TRANSACTIONS
Restrictions on transfer period of time after business combination completion				1 year	1 year
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share) | $ / shares				$ 12	$ 12
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | D				20	20
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | D				30	30
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences				150 days	150 days
Founder Shares | Sponsor | Class B ordinary shares
RELATED PARTY TRANSACTIONS
Issuance of class B ordinary shares to sponsor (in shares)			5,750,000
Issuance of class B ordinary shares to sponsor (in shares) | $			$ 25,000
Shares subject to forfeiture			750,000
Percentage of issued and outstanding shares after the initial public offering collectively held by initial stockholders			20.00%
Shares not subject to forfeiture			750,000
Number of class B shares converted into class A shares	4,002,121
Founder Shares | Anchor Investors
RELATED PARTY TRANSACTIONS
Sale of units in initial public offering ( in shares)			1,747,879
Share price | $ / shares			$ 0.004
Aggregate purchase price | $			$ 6,992
Fair value of the founder shares attributable to the anchor investors | $			$ 13,860,681
Amount attributable to the Anchor Investors per share | $ / shares			$ 7.93
Founder Shares | Eight anchor investor
RELATED PARTY TRANSACTIONS
Number of anchor investors | item			8
Founder Shares | Eight anchor investor | Initial Public Offering
RELATED PARTY TRANSACTIONS
Sale of units in initial public offering ( in shares)			1,980,000
Offering price | $ / shares			$ 10
Founder Shares | Six Anchor investor
RELATED PARTY TRANSACTIONS
Number of anchor investors | item			6
Founder Shares | Six Anchor investor | Initial Public Offering
RELATED PARTY TRANSACTIONS
Sale of units in initial public offering ( in shares)			980,000
Offering price | $ / shares			$ 10
Founder Shares | Anchor investor One
RELATED PARTY TRANSACTIONS
Number of anchor investors | item			1
Founder Shares | Anchor investor One | Initial Public Offering
RELATED PARTY TRANSACTIONS
Sale of units in initial public offering ( in shares)			780,000
Offering price | $ / shares			$ 10
Founder Shares | Anchor investor Two
RELATED PARTY TRANSACTIONS
Number of anchor investors | item			1
Founder Shares | Anchor investor Two | Initial Public Offering
RELATED PARTY TRANSACTIONS
Sale of units in initial public offering ( in shares)			500,000
Offering price | $ / shares			$ 10